Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 45,277	£ 42,280
Covered bonds	11,804	14,243
Commercial paper	10,555	12,041
Certificates of deposit issued	7,056	8,059
Securitisation notes	4,988	4,234
Total debt securities in issue	79,680	80,857
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,897	5,242
Covered bonds	0	0
Commercial paper	0	0
Certificates of deposit issued	0	0
Securitisation notes	23	23
Total debt securities in issue	4,920	5,265
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	40,380	37,038
Covered bonds	11,804	14,243
Commercial paper	10,555	12,041
Certificates of deposit issued	7,056	8,059
Securitisation notes	4,965	4,211
Total debt securities in issue	£ 74,760	£ 75,592